DEBT (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt

2023	$–
2024	–
2025	–
2026	–
2027	1,687
Thereafter	148,313
Total long-term debt	$150,000

Schedule of fair value of warrants

Description	Level	March 31, 2023	December 31, 2022
Warrant Liability – Public Warrants	1	$1,125,000	$750,000
Warrant Liability – Private Placement Warrants	3	$1,387,500	$375,000

Schedule of fair value assumptions

	March 31, 2023	December 31, 2022
Risk-free interest rate	3.61%	3.97%
Expected volatility	83.2%	67.1%
Exercise price	$11.50	$11.50
Stock Price	$1.44	$1.53

Schedule of changes in fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2022	$375,000	$750,000	$1,125,000
Change in valuation inputs	1,012,500	375,000	1,387,500
Fair value as of March 31, 2023	$1,387,500	$1,125,000	$2,512,500